Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-based compensation
Maximum number of shares reserved for grant awards under the plan		2,800,000
Number of shares counted against reserve for determining number of shares of stock available for grant under the Plan for each option		1
Number of shares counted against reserve for each share of stock granted, other than option or stock appreciation right		1.61
Maximum number of underlying shares that may be granted to a participant in any one calendar year		1,000,000.0
Period over which maximum award grant per participant applies		1 year
Stock options, shares
Exercised (in shares)		(188,512)	(226,303)	(569,490)
Stock option activity, weighted-average exercise price
Share-based compensation arrangement by share-based payment award, options, modified		59,990
Stock-based compensation costs
Stock-based compensation expense	[1],[2]	$ 16.8	$ 12.6	$ 11.1
Income tax benefit		(6.1)	(4.6)	(4.0)
Stock-based compensation expense, net of income taxes		10.7	8.0	7.1
Excess tax benefit from stock-based compensation		$ 8.7	$ 13.5	$ 36.1
Stock Options
Stock-based compensation
Contractual life		10 years
Weighted-average assumptions:
Weighted-average expected volatility (as a percent)		33.00%	35.00%	50.00%
Expected term of stock options		4 years 3 months 24 days	4 years 4 months 24 days	4 years 6 months
Risk-free interest rate (as a percent)		1.30%	1.40%	0.70%
Weighted-average expected dividend yield (as a percent)		1.60%	0.80%	0.80%
Weighted-average grant date fair value per share of options granted (in dollars per share)		$ 63.86	$ 53.82	$ 80.59
Stock options, shares
Outstanding at the beginning of the period (in shares)		737,532
Granted (in shares)		169,225
Exercised (in shares)		(188,512)
Forfeited (in shares)		(81,212)
Outstanding at the end of the period (in shares)		637,033	737,532
Exercisable balance at the end of the period (in shares)		339,177
Stock option activity, weighted-average exercise price
Outstanding at the beginning of the period, Weighted-Average Exercise Price (in dollars per share)		$ 141.76
Granted, Weighted-Average Exercise Price (in dollars per share)		255.87
Exercised, Weighted-Average Exercise Price (in dollars per share)		93.80
Forfeited, Weighted-Average Exercise Price (in dollars per share)		193.55
Outstanding at the end of the period, Weighted-Average Exercise Price (in dollars per share)		179.62	$ 141.76
Exercisable balance at the end of the period, Weighted-Average Exercise Price (in dollars per share)		$ 136.61
Selected amounts pertaining to stock option exercises:
Cash received from stock option exercises		$ 17.6	$ 10.3	$ 14.6
Actual tax benefit realized from stock option exercises		10.2	11.9	36.9
Pre-tax intrinsic value of stock options exercised		31.1	$ 38.6	$ 95.2
Stock-based compensation costs
Share-based compensation expense, modification of terms, incremental compensation cost		1.3
Pre-tax unrecognized compensation cost, net of estimated forfeitures		$ 12.0
Weighted-average period over which expense will be recognized		1 year 9 months 18 days
Restricted Stock
Restricted stock, shares
Balance at the beginning of the period (in shares)		74,003
Granted (in shares)		4,175
Vested (in shares)		(34,571)
Forfeited (in shares)		(13,136)
Balance at the end of the period (in shares)		30,471	74,003
Vesting period		3 years
Restricted stock activity, weighted-average exercise price
Outstanding at the beginning of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 200.11
Granted, Weighted-Average Grant Date Fair Value (in dollars per share)		248.79	$ 189.42	$ 201.22
Vested, Weighted-Average Grant Date Fair Value (in dollars per share)		203.43
Forfeited, Weighted-Average Grant Date Fair Value (in dollars per share)		192.59
Outstanding at the end of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 198.79	$ 200.11
Number of share-based compensation shares modified		16,099
Selected amounts pertaining to restricted stock that vested:
Actual tax benefit realized from restricted stock vested		$ 3.0	$ 3.4	$ 2.9
Fair value of restricted stock vested		8.6	$ 10.0	7.6
Stock-based compensation costs
Share-based compensation expense, modification of terms, incremental compensation cost		0.9
Pre-tax unrecognized compensation cost, net of estimated forfeitures		$ 4.4
Weighted-average period over which expense will be recognized		1 year 8 months 12 days
Restricted Stock Units (RSUs)
Restricted stock, shares
Balance at the beginning of the period (in shares)		0
Granted (in shares)		8,170
Vested (in shares)		0
Forfeited (in shares)		0
Balance at the end of the period (in shares)		8,170	0
Restricted stock activity, weighted-average exercise price
Outstanding at the beginning of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 0.00
Granted, Weighted-Average Grant Date Fair Value (in dollars per share)		255.79
Vested, Weighted-Average Grant Date Fair Value (in dollars per share)		0.00
Forfeited, Weighted-Average Grant Date Fair Value (in dollars per share)		0.00
Outstanding at the end of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 255.79	$ 0.00
Performance Shares
Restricted stock, shares
Balance at the beginning of the period (in shares)		0
Granted (in shares)		5,255
Vested (in shares)		0
Forfeited (in shares)		0
Balance at the end of the period (in shares)		5,255	0
Restricted stock activity, weighted-average exercise price
Outstanding at the beginning of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 0.00
Granted, Weighted-Average Grant Date Fair Value (in dollars per share)		388.23
Vested, Weighted-Average Grant Date Fair Value (in dollars per share)		0.00
Forfeited, Weighted-Average Grant Date Fair Value (in dollars per share)		0.00
Outstanding at the end of the period, Weighted-Average Grant Date Fair Value (in dollars per share)		$ 388.23	$ 0.00
Employee Stock Option and Restricted Stock
Stock-based compensation costs
Share-based compensation expense, modification of terms, incremental compensation cost		$ 2.2
Phantom units | TNCLP
Stock-based compensation costs
Stock-based compensation expense		$ (0.1)	$ 0.0	$ 0.8
Share-based Compensation Award, First Anniversary | Stock Options
Stock-based compensation
Portion vested on each of the first three anniversaries of the date of grant		33.33%
Share-based Compensation Award, Second Anniversary | Stock Options
Stock-based compensation
Portion vested on each of the first three anniversaries of the date of grant		33.33%
Share-based Compensation Award, Third Anniversary | Stock Options
Stock-based compensation
Portion vested on each of the first three anniversaries of the date of grant		33.33%

[1]	In 2014, includes incremental compensation expense of $2.2 million related to the modification of 59,990 stock options and 16,099 RSAs.
[2]	In addition to our expense associated with the Plan and predecessor plans, TNCLP also recognizes stock-based compensation expense for phantom units provided to non-employee directors of TNGP. The expense (income) resulting from these market-based liability awards amounted to $(0.1) million, zero and $0.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. Stock-based compensation expense reported in our consolidated statements of operations and consolidated statements of cash flows includes this phantom unit expense (income).